Right-of-Use Assets (Details) - USD ($) $ in Millions		1 Months Ended
	Dec. 31, 2021	Apr. 30, 2022
Right-of-Use Assets [Abstract]
Leases term	99 years	5 years
Prepayment (in Dollars)	$ 2.3
Depreciation right of use assets term	40 years